INCOME TAXES	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

As of October 31, 2025, and January 31, 2025, the Company has net operating loss carry forwards of $1,601,885 and $1,311,365, respectively, which may be available to reduce future years’ taxable income through 2043. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state rate of 5% to loss before taxes for fiscal years 2026 and 2025), as follows:

	October 31,	January 31,
	2025	2025
Tax expense (benefit) at the statutory rate	$(234,651)	$(451,863)
State income taxes, net of federal income tax benefit	(55,869)	(107,586)
Change in valuation allowance	290,520	559,449
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2023 through 2026 remain open for examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at October 31, 2025, and January 31, 2025, are as follows:

	October 31,	January 31,
	2025	2025
Deferred tax assets:
Net operating loss carryforward	$1,601,885	$1,311,365
Timing differences	-	-
Total gross deferred tax assets	1,601,885	1,311,365
Less: Deferred tax asset valuation allowance	(1,601,885)	(1,311,365)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets are offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $1,601,885 and $1,311,365 as of October 31, 2025 and January 31, 2025, respectively.

NOTE 9 – INCOME TAXES

As of January 31, 2025, and 2024, the Company has net operating loss carry forwards of $1,311,365 and $751,916, respectively, which may be available to reduce future years’ taxable income through 2043. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state rate of 5% to loss before taxes for fiscal years 2025 and 2024), as follows:

	January 31,	January 31,
	2025	2024
Tax expense (benefit) at the statutory rate	$(451,863)	$(285,980)
State income taxes, net of federal income tax benefit	(107,586)	(68,090)
Change in valuation allowance	559,449	354,070
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2023 through 2025 remain open for examination by federal agencies and other jurisdictions in which it operates.

The tax effect of significant components of the Company’s deferred tax assets and liabilities at January 31, 2025 and 2024 are as follows:

	January 31,	January 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$1,311,365	$751,916
Timing differences	-	-
Total gross deferred tax assets	1,311,365	751,916
Less: Deferred tax asset valuation allowance	(1,311,365)	(751,916)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2025 and 2024 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $1,311,365 and $751,916 as of January 31, 2025, and 2024, respectively.